SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of common stock subject to possible redemption (Details) - Tailwind Acquisition Corp. - USD ($)		12 Months Ended
	Sep. 07, 2022	Dec. 31, 2022	Dec. 31, 2021
Redemption of Class A common stock on December 27, 2022		$ (29,554,443)
Common Class A Subject To Redemption
Accretion of carrying value to redemption value		1,416,561
Redemption of Class A common stock on September 7, 2022	$ (302,873,885)	(302,873,885)
Redemption of Class A common stock on December 27, 2022		(29,554,443)
Class A Common stock subject to possible redemption		$ 3,203,933	$ 334,215,700